Significant Accounting Policies (Details 5) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Significant Accounting Policies Details 5Abstract
Contract assets	$ 808	$ 973
Contract liabilities	$ 267	$ 313